LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2023
Lease liabilities [abstract]
Disclosure of lease liability [Table Text Block]
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2023	2022
	$	$

Lease liability	614,120	281,872
Less: current portion	(129,264)	(149,317)
Long-term portion	484,856	132,555